Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment	6 Months Ended
	Jun. 30, 2024 USD ($)
Schedule of Property, Plant and Equipment [Line Items]
Balance	$ 15,878,965
Additions	343,372
Disposals	70
Depreciation expenses	(190,362)
Net exchange differences	(908,315)
Balance	15,123,730
Total	15,123,730
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	29,465,655
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(13,586,690)
Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total	15,878,965
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	19,303,689
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(4,179,959)
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	12,737,302	[1]
Additions		[1]
Disposals		[1]
Depreciation expenses		[1]
Net exchange differences	(725,115)	[1]
Balance	12,012,187	[1]
Total	12,012,187	[1]
Land [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	12,737,302	[1]
Land [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		[1]
Land [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total	12,737,302	[1]
Land [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	12,012,187	[1]
Land [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		[1]
Buildings and structures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	2,337,801	[1]
Additions		[1]
Disposals		[1]
Depreciation expenses	(33,482)	[1]
Net exchange differences	(132,516)	[1]
Balance	2,171,803	[1]
Total	2,171,803	[1]
Buildings and structures [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	3,261,934	[1]
Buildings and structures [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(924,133)	[1]
Buildings and structures [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total	2,337,801	[1]
Buildings and structures [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	3,043,806	[1]
Buildings and structures [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(872,003)	[1]
Transportation equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance
Additions
Disposals	149
Depreciation expenses
Net exchange differences	(149)
Balance
Total
Transportation equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	21,773
Transportation equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(21,773)
Transportation equipment [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total
Transportation equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	19,611
Transportation equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(19,611)
Office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	681,280
Additions	343,372
Disposals	(79)	[2]
Depreciation expenses	(140,307)
Net exchange differences	(48,947)
Balance	835,319
Total	835,319
Office equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	1,700,073
Office equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(1,018,793)
Office equipment [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total	681,280
Office equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	1,879,607
Office equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(1,044,288)
Other equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance	122,582	[2]
Additions		[2]
Disposals		[2]
Depreciation expenses	(16,573)	[2]
Net exchange differences	(1,588)	[2]
Balance	104,421	[2]
Total	104,421	[2]
Other equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	11,744,573	[2]
Other equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(11,621,991)	[2]
Other equipment [Member] | Total [Member]
Schedule of Property, Plant and Equipment [Line Items]
Total	122,582	[2]
Other equipment [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost	2,348,478	[2]
Other equipment [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (2,244,057)	[2]

[1]	Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 30
[2]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.